TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 0
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 486	SFr 196
Weighted-average life, in years		4 years 1 month 6 days	5 years 2 months 12 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)		3.50%	1.80%
Expected credit losses (rate per annum), in % (as a percent)		2.70%	0.90%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)		15.70%	5.00%
Expected credit losses (rate per annum), in % (as a percent)		5.60%	4.30%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 415	SFr 170
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		71	26
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 847	SFr 2,594
Weighted-average life, in years		9 years 6 months	5 years 3 months 18 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)		5.00%	3.00%
Cash flow discount rate (rate per annum), in % (as a percent)		2.80%	1.00%
Expected credit losses (rate per annum), in % (as a percent)		1.30%	0.10%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)		22.20%	37.70%
Cash flow discount rate (rate per annum), in % (as a percent)		53.80%	33.40%
Expected credit losses (rate per annum), in % (as a percent)		49.80%	32.50%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 762	SFr 2,126
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		SFr 85	SFr 468